Unaudited Interim Condensed Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease [Abstract]
Net income / (loss)	$ (26,229)	$ (81,696)
Other comprehensive income / (loss):
Unrealized gain / (loss) from hedging interest rate swaps recognized in Other comprehensive income/(loss) before reclassifications	(38)	(972)
Less:
Reclassification adjustments of interest rate swap loss	473	709
Other comprehensive income / (loss)	435	(263)
Comprehensive income / (loss)	$ (25,794)	$ (81,959)